Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share (in Dollars)	$ (61,982)	$ (443,721)	$ (10,849)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	63,471	54,918	54,260
Net loss per share Basic and diluted	(0.98)	(8.08)	(0.2)